TRADE RCEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF TRADE RECEIVABLES
	December 31,	December 31,
	2022	2021

Customers	$1,383	$857
Expected credit losses	(10)	-
	$1,373	$857